Segmented Information - Non-current Assets by Geographical Region (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Noncurrent assets	$ 1,517,659	$ 1,589,615
Canada
Disclosure of operating segments [line items]
Noncurrent assets	280,132	304,169
Mexico
Disclosure of operating segments [line items]
Noncurrent assets	30,904	54,344
USA
Disclosure of operating segments [line items]
Noncurrent assets	75,812	75,836
Peru
Disclosure of operating segments [line items]
Noncurrent assets	192,646	186,339
Brazil
Disclosure of operating segments [line items]
Noncurrent assets	177,183	180,380
Chile
Disclosure of operating segments [line items]
Noncurrent assets	73,926	77,650
Argentina
Disclosure of operating segments [line items]
Noncurrent assets	40,472	47,750
Ecuador
Disclosure of operating segments [line items]
Noncurrent assets	23,241	25,161
French Guiana
Disclosure of operating segments [line items]
Noncurrent assets	5,154	5,160
South Africa
Disclosure of operating segments [line items]
Noncurrent assets	292,298	293,562
Burkina Faso
Disclosure of operating segments [line items]
Noncurrent assets	29,285	34,135
Côte d'Ivoire
Disclosure of operating segments [line items]
Noncurrent assets	22,063	28,869
Türkiye
Disclosure of operating segments [line items]
Noncurrent assets	209,162	210,162
Mongolia
Disclosure of operating segments [line items]
Noncurrent assets	36,031	36,001
Australia
Disclosure of operating segments [line items]
Noncurrent assets	16,105	16,177
Fiji
Disclosure of operating segments [line items]
Noncurrent assets	13,203	13,622
Other
Disclosure of operating segments [line items]
Noncurrent assets	$ 42	$ 298